Average Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio - Return Before Taxes
Apr. 30, 2025
VIP Government Money Market Portfolio - Initial Class
Average Annual Return:
Past 1 year	5.10%
Past 5 years	2.33%
Past 10 years	1.62%
VIP Government Money Market Portfolio - Service Class
Average Annual Return:
Past 1 year	5.00%
Past 5 years	2.27%
Past 10 years	1.54%
VIP Government Money Market Portfolio - Service Class 2
Average Annual Return:
Past 1 year	4.84%
Past 5 years	2.17%
Past 10 years	1.44%